OTHER LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Other Long-Term Debt

A.Composition:

	As of December 31,
	2020	2019
Long-term JPY loan – principal amount – see B and C below	$106,719	$101,365
Capital leases and other long-term liabilities – see D below	162,171	60,277
Operating leases – see E below	18,990	17,828
Less - current maturities	(65,658)	(28,201)
	$222,222	$151,269

Schedule of Repayment of Loans	B.Repayment Schedule of Long-term JPY Loan:
	As of December 31, 2020
	Interest rate	2021	2022	2023	2024	2025	Total
Long-term JPY loan	1.95%	$23,715	$23,715	$23,715	$23,715	$11,859	$106,719

Schedule of Maturity of Capital Leases liabilities

The following presents the maturity of capital lease and other long-term liabilities as of December 31, 2020:

Fiscal Year
2021	$38,136
2022	36,606
2023	25,350
2024	26,808
2025	6,788
2026 and on	39,111
Total	172,799
Less - imputed interest	(10,628)
Total	$162,171

Schedule of Composition of Operating Leases

The following presents the composition of operating leases in the balance sheets:

	Classification in the Consolidated Balance Sheets	December 31, 2020	December 31, 2019
Right of use - assets under operating leases	Deferred tax and other long-term assets, net	$18,990	$17,828
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$6,550	$7,131
Long-term operating lease liabilities	Other long-term debt	12,440	10,697
Total operating lease liabilities		$18,990	$17,828
Weighted average remaining lease term (years)		5.1	4.9
Weighted average discount rate		1.94%	1.95%

Schedule of Maturity of Operating Leases liabilities

The following presents the maturity of operating lease liabilities as of December 31, 2020:

Fiscal Year
2021	$6,564
2022	3,526
2023	2,301
2024	2,166
2025	2,202
Thereafter	2,893
Total	19,652
Less – imputed interest	(662)
Total	$18,990